                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the quarter ended: December 31, 2005
                              -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Summit Partners, L.P.
                 ------------------------------------
   Address:      222 Berkeley St., 18th Floor
                 ------------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Devereux
         -----------------------------------------------
Title:   Power of Attorney for Martin J. Mannion, Member
         -----------------------------------------------
Phone:   (617) 824-1000
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Robin Devereux            Boston, MA          February 14, 2006
   --------------------------    -----------------   -----------------
   [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 8
                                        --------------------

Form 13F Information Table Value Total: $798,851
                                        --------------------
                                            (thousands)


List of Other Included Managers:        None

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

Global Cash Access
Holdings, Inc.                Common       378967103  323,072   22,143    SH             SOLE         N/A    22,143
Hittite Microwave
Corporation                   Common       43365Y104   37,368     1,615   SH             SOLE         N/A     1,615
Healthextras, Inc.            Common       422211102    2,761       110   SH             SOLE         N/A       110
OptionsXpress
Holdings, Inc.                Common       684010101  274,079    11,164   SH             SOLE         N/A     11,164
Seabright Insurance
Holdings, Inc.                Common       811656107  125,484     7,546   SH             SOLE         N/A      7,546
Somera
Communications, Inc.          Common       834458101    9,424    12,082   SH             SOLE         N/A     12,082
Unica Corporation             Common       904583101   22,316     1,852   SH             SOLE         N/A      1,852
Websidestory, Inc.            Common       947685103    4,347       240   SH             SOLE         N/A        240